Investment Securities - Schedule of Interest and Dividends on Investment Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments [Abstract]
Interest income - taxable investment securities	$ 642	$ 352	$ 143
Interest income - nontaxable investment securities	4	0	0
Dividend income - marketable equity securities	2	2	2
Interest on investment securities	$ 648	$ 354	$ 145